Other comprehensive income - Items not reclassified: benefit plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 618
SPAIN
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ (65)
Discount rates	1.55%	1.40%
UK
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ (481)
Discount rates	2.90%	2.49%	2.79%
Inflation rates	3.22%	3.15%	3.12%
BRAZIL
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 95
Inflation rates	4.00%
Discount rate actuarial assumptions | Other Regions [Member]
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ (167)
Pension benefits | BRAZIL
Items not reclassified to profit or loss
Discount rates	9.11%	9.53%
Medical benefits | BRAZIL
Items not reclassified to profit or loss
Discount rates	9.26%	9.65%